FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	$ 10,009	$ 12,033
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	97,937	305,352
Restricted cash	65,320	67,252
Marketable securities	10,009	12,033
Investments in equity securities		0
Derivative assets	2,780	9,449
Derivative liabilities	10,293	1,294
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	97,937	305,352
Restricted cash	65,320	67,252
Marketable securities	10,009	12,033
Investments in equity securities	10,000	0
Derivative assets	2,780	9,449
Derivative liabilities	10,293	1,294
Secured Debt | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term debt - floating	1,155,547	1,185,294
Secured Debt | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term debt - floating	1,155,547	1,185,294
Convertible Debt | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term debt - convertible bond	0	167,359
Convertible Debt | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term debt - convertible bond	0	167,382
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	97,937	305,352
Restricted cash	65,320	67,252
Marketable securities	10,009	12,033
Derivative assets	2,780	9,449
Derivative liabilities	10,293	1,294
Fair Value, Measurements, Recurring | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term debt - floating	1,155,547	1,185,294
Fair Value, Measurements, Recurring | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term debt - convertible bond		167,359
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	97,937	305,352
Restricted cash	65,320	67,252
Marketable securities	10,009	12,033
Investments in equity securities	0
Derivative assets	0	0
Derivative liabilities	0	0
Level 1 | Fair Value, Measurements, Recurring | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term debt - floating	0	0
Level 1 | Fair Value, Measurements, Recurring | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term debt - convertible bond		0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Investments in equity securities	0
Derivative assets	2,780	9,449
Derivative liabilities	10,293	1,294
Level 2 | Fair Value, Measurements, Recurring | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term debt - floating	1,155,547	1,185,294
Level 2 | Fair Value, Measurements, Recurring | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term debt - convertible bond		167,359
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Investments in equity securities	10,000
Derivative assets	0	0
Derivative liabilities	0	0
Level 3 | Fair Value, Measurements, Recurring | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term debt - floating	$ 0	0
Level 3 | Fair Value, Measurements, Recurring | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term debt - convertible bond		$ 0